UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-5227

Name of Fund: Merrill Lynch World Income Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

Merrill Lynch World Income Fund, Inc.

Schedule of Investments as of September 30, 2004               (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                             Shares
                       Industry*                               Held     Common Stock                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%       Government - Foreign                   3,000 +++ Venezuela Oil Obligations                      $          0
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stock in Latin America - 0.0%                -
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.4%          Paper - 0.4%                          54,716     Western Forest Products Inc.                        399,923
                                                             25,926     Western Forest Products Inc. (Restricted
                                                                        Shares)(a)(c)                                       189,495
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stock in Canada                        589,418
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Telecommunications -                       1 +++ PTV, Inc.                                               500
                       0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stock in the United States                 500
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stock in North America                 589,918
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Common Stock
                                                                        (Cost - $1,406,995) -- 0.4%                         589,918
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.9%   Airlines - 0.0%                          834     US Airways Group, Inc. (Convertible)                      -
                       -------------------------------------------------------------------------------------------------------------
                       Automotive - 0.7%                     40,000     General Motors Corporation (Convertible)          1,126,000
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications -                  30,292     PTV, Inc.                                           213,559
                       0.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Preferred Stock
                                                                        (Cost - $2,106,047) -- 0.9%                       1,339,559
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
North America - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Airlines - 0.0%                          834     US Airways Group, Inc.                                    -
                       -------------------------------------------------------------------------------------------------------------
                       Health Care - 0.0%                    14,085     HealthSouth Corporation                              31,691
                       -------------------------------------------------------------------------------------------------------------
                       Wireless                                 225     American Tower Escrow Corporation                    42,300
                       Communications - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Warrants
                                                                        (Cost - $14,639) -- 0.0%                             73,991
------------------------------------------------------------------------------------------------------------------------------------

                                                               Face
                                                             Amount     Fixed Income Investments
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%         Government - Foreign   DKK         6,000,000     Kingdom of Denmark, 4% due 11/15/2004             1,003,183
                       - 0.7%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Denmark         1,003,183
------------------------------------------------------------------------------------------------------------------------------------
Germany - 7.6%         Cable - International  EUR         1,000,000     Kabel Deutschland GmbH, 10.75% due 7/01/2014      1,366,200
                       - 0.9%
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign   EUR         2,500,000     Bundesobligation Deutschland, 3%
                       - 6.2%                                           due 4/11/2008                                     3,101,957
                                                          3,000,000     Bundesrepublic Deutschland, 4.50%
                                                                        due 1/04/2013                                     3,893,417
                                                          2,000,000     Bundesschatzanweisungen, 2% due 6/17/2005         2,480,070
                                                                                                                       -------------
                                                                                                                          9,475,444
                       -------------------------------------------------------------------------------------------------------------
                       Housing- 0.5%          EUR           575,000     Grohe Holding GmbH, 8.625% due 10/01/2014 (c)       728,433
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Germany        11,570,077
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.9%          Government - Foreign               1,000,000     Hellenic Republic, 6.30% due 1/29/2009            1,389,764
                       - 0.9%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Greece          1,389,764
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%         Paper - 0.9%           EUR         1,000,000     JSG Funding PLC, 10.125% due 10/01/2012           1,397,250
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Ireland         1,397,250
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 1.1%      Chemicals - 0.2%       US$           250,000     BCP Caylux Holdings Luxembourg SCA, 9.625%
                                                                        due 6/15/2014 (c)                                   270,000
                       -------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Face
                       Industry*                             Amount     Fixed Income Investments                              Value
------------------------------------------------------------------------------------------------------------------------------------
Europe (continued)
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg             Wireless                           1,325,000     Millicom International Cellular SA, 10%
(concluded)            Communications - 0.9%                            due 12/01/2013 (c)                             $  1,331,625
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Luxembourg      1,601,625
------------------------------------------------------------------------------------------------------------------------------------
Norway - 3.3%          Government - Foreign                             Norwegian Government Bonds:
                       - 3.3%                 NOK        13,000,000         5.75% due 11/30/2004                          1,942,806
                                                         18,000,000         6.50% due 5/15/2013                           3,119,095
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Norway          5,061,901
------------------------------------------------------------------------------------------------------------------------------------
Poland - 0.9%          Government - Foreign   PLN         5,000,000     Poland Government Bonds, 5.75% due 6/24/2008      1,373,019
                       - 0.9%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Poland          1,373,019
------------------------------------------------------------------------------------------------------------------------------------
Russia - 6.1%          Energy Exploration                 1,000,000     OAO Siberian Oil Company, 10.75% due 1/15/2009    1,062,500
                       and Production - 0.7%
                       -------------------------------------------------------------------------------------------------------------
                       Energy-Other - 2.7%                  500,000     Gazprom International SA, 7.201%
                                                                        due 2/01/2020 (c)                                   506,250
                                                                        OAO Gazprom:
                                              US$         1,000,000         9.625% due 3/01/2013                          1,112,500
                                                            500,000         9.625% due 3/01/2013 (c)                        555,000
                                              RUB        56,197,502     OJSC Gazprom, 8.11% due 1/19/2007                 1,880,205
                                                                                                                       -------------
                                                                                                                          4,053,955
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign   US$           300,000     Russian Federation Bonds, 8.25%
                       - 1.9%                                           due 3/31/2010                                       326,250
                                                          2,250,000     Aries Vermogensverwaltungs GmbH, 9.60%
                                                                        due 10/25/2014 (c)                                2,525,625
                                                                                                                       -------------
                                                                                                                          2,851,875
                       -------------------------------------------------------------------------------------------------------------
                       Wireless                           1,250,000     Mobile TeleSystem Finance SA, 8.375%
                       Communications - 0.8%                            due 10/14/2010 (c)                                1,253,125
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Russia          9,221,455
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.8%           Government - Foreign   EUR         1,000,000     Spanish Government Bonds, 4.20%
                       - 0.8%                                           due 7/30/2013                                     1,266,476
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Spain           1,266,476
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.2%          Government - Foreign   SEK        11,900,000     Swedish Government Bonds, 6.50%
                       - 1.2%                                           due 5/05/2008                                     1,798,518
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Sweden          1,798,518
------------------------------------------------------------------------------------------------------------------------------------
Turkey - 5.5%          Government - Foreign                             Republic of Turkey:
                       - 5.5%                 US$           750,000         9.875% due 1/24/2008                          1,050,266
                                                          1,000,000         9.50% due 1/18/2011                           1,434,510
                                                          2,400,000         11.875% due 1/15/2030                         3,312,000
                                              TRL 4,085,124,890,000     Turkish Government Bond, 21.98%**
                                                                        due 10/27/2004                                    2,676,835
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Turkey          8,473,611
------------------------------------------------------------------------------------------------------------------------------------
Ukraine - 1.0%         Government - Foreign   US$           250,000     Kyivstar G.S.M. Joint Stock Company, 10.375%
                       - 1.0%                                           due 8/17/2009 (c)                                   266,250
                                                                        Ukraine Government:
                                              EUR           221,673         10% due 3/15/2007                               298,169
                                              US$         1,000,000         7.65% due 6/11/2013 (c)                       1,000,000
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in the Ukraine     1,564,419
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 8.8%  Cable - International  GBP         1,500,000     NTL Cable PLC, 9.75% due 4/15/2014 (c)            2,700,751
                       - 1.8%
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign               1,250,000     Government of the United Kingdom, 5%
                       - 6.4%                                           due 9/07/2014                                     2,291,567
                                                          2,000,000     United Kingdom Gilt, 8.50% due 12/07/2005         3,782,308
                                                          2,000,000     United Kingdom Treasury Note, 5%
                                                                        due 3/07/2012                                     3,657,822
                                                                                                                       -------------
                                                                                                                          9,731,697
                       -------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Face
                       Industry*                             Amount     Fixed Income Investments                              Value
------------------------------------------------------------------------------------------------------------------------------------
Europe (concluded)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom         Manufacturing - 0.6%               1,000,000     Invensys PLC, 9.875% due 3/15/2011 (c)         $  1,025,000
(concluded)            -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in the United
                                                                        Kingdom                                          13,457,448
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in
                                                                        Europe - 38.8%                                   59,178,746
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Argentina - 1.3%       Government - Foreign                             Republic of Argentina:
                       - 1.3%                 US$           900,000         2% due 9/30/2008                                247,468
                                                          1,950,000         1.98% due 8/03/2012                           1,438,970
                                                          1,060,000         +12% due 6/19/2031                              311,110
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Argentina       1,997,548
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 7.1%          Broadcasting - 0.8%                              Globo Comunicacoes e Participacoes SA:
                                                          1,350,000         +10.50% due 12/20/2006 (c)                      972,000
                                                            450,000         +10.50% due 12/20/2006                          315,000
                                                                                                                       -------------
                                                                                                                          1,287,000
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign                             Federal Republic of Brazil:
                       - 5.6%                 JPY       200,000,000         4.75% due 4/10/2007                           1,824,616
                                              US$           400,000         14.50% due 10/15/2009                           516,000
                                                            750,000         9.25% due 10/22/2010                            804,375
                                              EUR         1,750,000         9.50% due 1/24/2011                           2,314,777
                                              US$           500,000         10.50% due 7/14/2014                            556,750
                                                          1,425,000         10.125% due 5/15/2027                         1,510,500
                                                            340,000         11% due 8/17/2040                               381,140
                                                            557,066         'C', 8% due 4/15/2014 (b)++                     550,827
                                                                                                                       -------------
                                                                                                                          8,458,985
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications -               1,000,000     Empresa Brasileira de Telecomunicacoes SA,
                       0.7%                                             11% due 12/15/2008                                1,107,500
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Brazil         10,853,485
------------------------------------------------------------------------------------------------------------------------------------
Colombia - 1.3%        Consumer Non-Durables              1,000,000     Bavaria SA, 8.875% due 11/01/2010 (c)             1,056,250
                       - 0.7%
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign                             Republic of Colombia:
                       - 0.6%                 EUR           350,000         11.25% due 10/20/2005                           470,345
                                              US$           400,000         10.75% due 1/15/2013                            458,400
                                                                                                                       -------------
                                                                                                                            928,745
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Colombia        1,984,995
------------------------------------------------------------------------------------------------------------------------------------
Ecuador - 1.1%         Government - Foreign   US$         1,975,000     Republic of Ecuador, 8%** due 8/15/2030 (c)       1,609,625
                       - 1.1%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Ecuador         1,609,625
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 2.5%          Energy-Other - 0.4%    EUR           500,000     Pemex Project Funding Master Trust, 7.75%
                                                                        due 8/02/2007                                       687,199
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign                             United Mexican States:
                       - 2.0%                 MXN         9,925,000         9% due 7/09/2009                                904,239
                                              EUR         1,500,000         7.50% due 3/08/2010                           2,135,613
                                                                                                                       -------------
                                                                                                                          3,039,852
                       -------------------------------------------------------------------------------------------------------------
                       Leisure - 0.1%         US$           125,000     Grupo Posadas, SA de CV, 8.75%
                                                                        due 10/04/2011 (c)                                  127,500
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Mexico          3,854,551
------------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0.4%         Government - Foreign              13,900,000     Oriental Republic of Uruguay, 17.75%
                       - 0.4%                                           due 2/04/2006                                       506,353
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Uruguay           506,353
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Face
                       Industry*                             Amount     Fixed Income Investments                              Value
------------------------------------------------------------------------------------------------------------------------------------
Latin America (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 3.0%       Government - Foreign                             Republic of Venezuela:
                       - 3.0%                 EUR           400,000         11.125% due 7/25/2011                      $    578,772
                                              US$         1,315,125         8.50% due 10/08/2014 ++                       1,285,535
                                                            500,000         9.375% due 1/13/2034                            494,000
                                                          2,285,000         'W-A', 9.25% due 9/15/2027                    2,251,868
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Venezuela       4,610,175
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Latin
                                                                        America - 16.7%                                  25,416,732
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Canada - 4.3%          Cable - International  US$           500,000   + Cable Satisfaction International, Inc.,
                       - 0.0%                                           12.75% due 3/01/2010 (Convertible)                   72,500
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign                             Canadian Government Bonds:
                       - 2.3%                  C$         2,200,000         4.50% due 9/01/2007                           1,784,685
                                                          2,000,000         5.25% due 6/01/2012                           1,660,148
                                                                                                                       -------------
                                                                                                                          3,444,833
                       -------------------------------------------------------------------------------------------------------------
                       Leisure - 0.4%         US$           625,000     Intrawest Corporation, 7.50% due 10/15/2013         647,656
                       -------------------------------------------------------------------------------------------------------------
                       Paper - 1.3%                         400,000     Ainsworth Lumber Co. Ltd., 7.25%
                                                                        due 10/01/2012 (c)                                  404,000
                                                            500,000     Sino-Forest Corporation, 9.125%
                                                                        due 8/17/2011 (c)                                   513,750
                                                            894,000     Western Forest Products Inc., 15%
                                                                        due 7/28/2009 (a)(c)                              1,001,280
                                                                                                                       -------------
                                                                                                                          1,919,030
                       -------------------------------------------------------------------------------------------------------------
                       Retail - 0.3%                        450,000     The Jean Coutu Group, Inc., 8.50%
                                                                        due 8/01/2014 (c)                                   446,625
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Canada          6,530,644
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 1.1%  Steel - 1.1%                       1,600,000     CSN Islands IX Corporation, 10%
                                                                        due 1/15/2015 (c)                                 1,600,000
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in the Cayman
                                                                        Islands                                           1,600,000
------------------------------------------------------------------------------------------------------------------------------------
United States - 27.5%  Aerospace & Defense                  250,000     Standard Aero Holdings, Inc., 8.25%
                       - 0.2%                                           due 9/01/2014 (c)                                   258,750
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.9%                    1,000,000     American Airlines, Inc., 7.80% due 4/01/2008        831,701
                                                            145,762     Continental Airlines, Inc., 6.541%
                                                                        due 9/15/2009                                       125,676
                                                            675,000     Evergreen International Aviation, Inc., 12%
                                                                        due 5/15/2010                                       405,000
                                                                                                                       -------------
                                                                                                                          1,362,377
                       -------------------------------------------------------------------------------------------------------------
                       Automotive - 0.8%                    500,000     Advanced Accessory Holdings Corp., 13.25%**
                                                                        due 12/15/2011                                      200,000
                                                          1,000,000     Metaldyne Corporation, 11% due 6/15/2012            795,000
                                                            225,000     Remy International, Inc., 9.375%
                                                                        due 4/15/2012                                       220,500
                                                                                                                       -------------
                                                                                                                          1,215,500
                       -------------------------------------------------------------------------------------------------------------
                       Broadcasting - 1.7%                  250,000     Fisher Communications, Inc., 8.625%
                                                                        due 9/15/2014 (c)                                   260,000
                                                          1,025,000     Granite Broadcasting Corporation, 9.75%
                                                                        due 12/01/2010                                      948,125
                                                          1,675,000     Paxson Communications Corporation, 12.25%**
                                                                        due 1/15/2009                                     1,436,313
                                                                                                                       -------------
                                                                                                                          2,644,438
                       -------------------------------------------------------------------------------------------------------------
                       Cable - U.S. - 1.1%                  575,000   + Adelphia Communications Corporation, 6%
                                                                        due 2/15/2006 (Convertible)                         155,250
                                                            500,000     PanAmSat Corporation, 9% due 8/15/2014 (c)          520,000
                                                          1,000,000     Rainbow National Services LLC, 10.375%
                                                                        due 9/01/2014 (c)                                 1,047,500
                                                                                                                       -------------
                                                                                                                          1,722,750
                       -------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Face
                       Industry*                             Amount     Fixed Income Investments                              Value
------------------------------------------------------------------------------------------------------------------------------------
North America (continued)
------------------------------------------------------------------------------------------------------------------------------------
United States          Chemicals - 1.8%       US$           750,000     Crompton Corporation1, 9.875%
(continued)                                                             due 8/01/2012 (c)                              $    787,500
                                                                        PolyOne Corporation:
                                                            625,000         10.625% due 5/15/2010                           684,375
                                                            600,000         8.875% due 5/01/2012                            612,000
                                                            600,000     Rockwood Specialties Group, Inc., 10.625%
                                                                        due 5/15/2011                                       660,000
                                                                                                                       -------------
                                                                                                                          2,743,875
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Media -                  325,000     Dex Media, Inc., 8% due 11/15/2013                  341,250
                       2.0%                               1,875,000     HM Publishing Corporation, 11.50%**
                                                                        due 10/15/2013 (c)                                1,134,375
                                                            209,000     PEI Holdings, Inc., 11% due 3/15/2010               242,701
                                                          1,000,000     PRIMEDIA Inc., 7.625% due 4/01/2008                 987,500
                                                            375,000     Warner Music Group, 7.375% due 4/15/2014 (c)        388,125
                                                                                                                       -------------
                                                                                                                          3,093,951
                       -------------------------------------------------------------------------------------------------------------
                       Energy-Other - 0.2%                  793,000   + Trico Marine Services, Inc., 8.875%
                                                                        due 5/15/2012                                       348,920
                       -------------------------------------------------------------------------------------------------------------
                       Financial - 1.3%                     800,000     Crum & Forster Holdings Corp., 10.375%
                                                                        due 6/15/2013                                       854,000
                                                            850,000     Refco Finance Holdings LLC, 9%
                                                                        due 8/01/2012 (c)                                   907,375
                                                                                                                       -------------
                                                                                                                          2,017,312
                       -------------------------------------------------------------------------------------------------------------
                       Food & Drug - 0.5%                   750,000     Duane Reade Inc., 9.75% due 8/01/2011 (c)           708,750
                       -------------------------------------------------------------------------------------------------------------
                       Food & Tobacco - 2.3%                125,000     Chiquita Brands International, Inc., 7.50%
                                                                        due 11/01/2014 (c)                                  125,000
                                                          1,075,000     Commonwealth Brands, Inc., 10.625%
                                                                        due 9/01/2008 (c)                                 1,118,000
                                                            800,000     Dole Food Company, Inc., 8.875% due 3/15/2011       870,000
                                                            725,000     Mrs. Fields Famous Brands, LLC, 11.50%
                                                                        due 3/15/2011                                       706,875
                                                          1,225,000     Tabletop Holdings, Inc., 12.30%**
                                                                        due 05/15/2014 (c)                                  637,000
                                                                                                                       -------------
                                                                                                                          3,456,875
                       -------------------------------------------------------------------------------------------------------------
                       Gaming - 0.8%                        900,000     The Majestic Star Casino, LLC, 9.50%
                                                                        due 10/15/2010                                      918,000
                                                            300,000     Mohegan Tribal Gaming Authority, 7.125%
                                                                        due 8/15/2014 (c)                                   314,250
                                                                                                                       -------------
                                                                                                                          1,232,250
                       -------------------------------------------------------------------------------------------------------------
                       Health Care - 1.8%                   500,000     HealthSouth Corporation, Term A,
                                                                        due 1/16/2011 (f)                                   523,750
                                                            575,000     Team Health, Inc., 9% due 4/01/2012 (c)             572,125
                                                            375,000     Tenet Healthcare Corporation, 9.875%
                                                                        due 7/01/2014 (c)                                   391,875
                                                            825,000     US Oncology, Inc., 10.75% due 8/15/2014 (c)         847,688
                                                            350,000     Vanguard Health Holding Company II, LLC, 9%
                                                                        due 10/01/2014 (c)                                  350,875
                                                                                                                       -------------
                                                                                                                          2,686,313
                       -------------------------------------------------------------------------------------------------------------
                       Housing - 0.7%                       400,000     Building Materials Corporation of America,
                                                                        7.75% due 8/01/2014 (c)                             396,000
                                                            575,000     Nortek, Inc., 8.50% due 9/01/2014(c)                602,313
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.3%                   600,000     Amkor Technology, Inc., 7.125% due 3/15/2011        492,000
                       -------------------------------------------------------------------------------------------------------------
                       Leisure - 0.2%                       254,000     HMH Properties, Inc., 7.875% due 8/01/2008          261,302
                       -------------------------------------------------------------------------------------------------------------
                       Manufacturing - 1.2%                 575,000     Mueller Group, Inc., 10% due 5/01/2012 (c)          621,000
                                                          1,300,000     Superior Essex Communications LLC, 9%
                                                                        due 4/15/2012 (c)                                 1,300,000
                                                                                                                       -------------
                                                                                                                          1,921,000
                       -------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Face
                       Industry*                             Amount     Fixed Income Investments                              Value
------------------------------------------------------------------------------------------------------------------------------------
North America (concluded)
------------------------------------------------------------------------------------------------------------------------------------
United States          Metal - Other - 0.4%   US$         3,000,000   + Kaiser Aluminum & Chemical Corporation,
(concluded)                                                             12.75% due 2/01/2003                           $    607,500
                       -------------------------------------------------------------------------------------------------------------
                       Packaging - 2.0%                     650,000     Graham Packaging Company, 8.75% due 1/15/2008       670,312
                                                                        Graham Packaging Company, LP (c):
                                                            250,000         8.50% due 10/15/2012                            255,000
                                                            250,000         9.875% due 10/15/2014                           255,937
                                                                        Pliant Corporation:
                                                            575,000         11.125% due 9/01/2009                           598,000
                                                            175,000         13% due 6/01/2010                               150,500
                                                          1,395,000     Portola Packaging, Inc., 8.25% due 2/01/2012      1,095,075
                                                            250,000     U.S. Can Corporation, 10.875% due 7/15/2010         256,875
                                                                                                                       -------------
                                                                                                                          3,025,762
                       -------------------------------------------------------------------------------------------------------------
                       Paper - 0.2%                         300,000     Georgia-Pacific Corporation, 9.375%
                                                                        due 2/01/2013                                       353,250
                       -------------------------------------------------------------------------------------------------------------
                       Services - 2.1%                      975,000     Allied Waste North America, Inc., 7.375%
                                                                        due 4/15/2014                                       938,437
                                                            500,000     Buhrmann US Inc., 8.25% due 7/01/2014 (c)           500,000
                                                          1,425,000     United Rentals (North America), Inc., 7.75%
                                                                        due 11/15/2013 (c)                                1,335,938
                                                                        Williams Scotsman, Inc.:
                                                            125,000         9.875% due 6/01/2007                            119,688
                                                            250,000         10% due 8/15/2008                               268,125
                                                                                                                       -------------
                                                                                                                          3,162,188
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications -               1,200,000     LCI International, Inc., 7.25% due 6/15/2007      1,089,000
                       2.6%                                 775,000     Qwest Capital Funding, Inc., 6.25%
                                                                        due 7/15/2005                                       782,750
                                                                        Qwest Communications International Inc. (c):
                                                            500,000         7.25% due 2/15/2011                             473,750
                                                            150,000         7.50% due 2/15/2014                             137,625
                                                            300,000     Qwest Services Corp., 14% due 12/15/2010 (c)        350,250
                                                            400,000     Terremark Worldwide, Inc., 9% due 6/15/2009
                                                                        (Convertible) (c)                                   371,000
                                                            750,000     Time Warner Telecom, Inc., 10.125%
                                                                        due 2/01/2011                                       720,000
                                                                                                                       -------------
                                                                                                                          3,924,375
                       -------------------------------------------------------------------------------------------------------------
                       Transportation - 0.5%                675,000     Laidlaw International, Inc., 10.75%
                                                                        due 6/15/2011                                       770,344
                       -------------------------------------------------------------------------------------------------------------
                       Utility - 0.4%                       225,000     The AES Corporation, 7.75% due 3/01/2014            232,312
                                                            425,000     Calpine Generating Company LLC, 11.169%
                                                                        due 4/01/2011 (b)(c)                                382,500
                                                                                                                       -------------
                                                                                                                            614,812
                       -------------------------------------------------------------------------------------------------------------
                       Wireless                             225,000     American Tower Escrow, 14.887%** due 8/01/2008      167,625
                       Communications - 1.5%                475,000     Centennial Cellular Operating Co. LLC,
                                                                        8.125% due 2/01/2014 (c)                            453,031
                                                            450,000     Centennial Communications Corp., 10.125%
                                                                        due 6/15/2013                                       473,625
                                                            500,000     Horizon PCS, Inc., 11.375% due 7/15/2012 (c)        520,000
                                                            450,000     SBA Communications Corporation, 10.25%
                                                                        due 2/01/2009                                       481,500
                                                            375,000     SBA Telecommunications, Inc., 9.75%**
                                                                        due 12/15/2011                                      303,750
                                                                                                                       -------------
                                                                                                                          2,399,531
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in the United
                                                                        States                                           42,022,438
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in North
                                                                        America - 32.9%                                  50,153,082
                       -------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Face
                       Industry*                             Amount     Fixed Income Investments                              Value
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 2.4%       Government - Foreign   A$          4,860,000     Australian Government, 5.75% due 6/15/2011     $  3,587,439
                       - 2.4%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Australia       3,587,439
------------------------------------------------------------------------------------------------------------------------------------
China - 0.3%           Utility - 0.3%         US$           500,000     AES China Generating Co. Ltd., 8.25%
                                                                        due 6/26/2010                                       509,474
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in China             509,474
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 1.5%       Finance - 0.2%                       250,000     Indosat Finance Company BV, 7.75%
                                                                        due 11/05/2010                                      258,750
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign                 250,000     Republic of Indonesia, 6.75% due 3/10/2014          243,169
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Paper - 0.6%                       1,000,000   + Indah Kiat Finance Mauritius Limited, 10%
                                                                        due 7/01/2007                                       530,000
                                                          1,000,000   + Tjiwi Kimia International BV, 13.25%
                                                                        due 8/01/2049                                       407,500
                                                                                                                       -------------
                                                                                                                            937,500
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications -                 875,000     Excelcomindo Finance Company BV, 8%
                       0.6%                                             due 1/27/2009 (c)                                   864,062
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Indonesia       2,303,481
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 1.4%     Government - Foreign                             New Zealand Government Bonds:
                       - 1.4%                 NZ$         2,000,000         8% due 11/15/2006                             1,397,128
                                                          1,000,000         7% due 7/15/2009                                698,867
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in New Zealand     2,095,995
------------------------------------------------------------------------------------------------------------------------------------
Philippines - 1.4%     Government - Foreign                             Republic of the Philippines:
                       - 0.9%                 US$           500,000         8.875% due 4/15/2008                            548,750
                                                            250,000         9.875% due 3/16/2010                            278,125
                                                            525,000         10.625% due 3/16/2025                           560,438
                                                                                                                       -------------
                                                                                                                          1,387,313
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications -                 700,000     Globe Telecom, Inc., 9.75% due 4/15/2012            773,500
                       0.5%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in the
                                                                        Philippines                                       2,160,813
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.5%        Energy-Exploration                   250,000     PTT Public Company Limited, 5.75%
                       & Production - 0.2%                              due 8/01/2014 (c)                                   259,108
                       -------------------------------------------------------------------------------------------------------------
                       Finance/Banking -                    500,000     KASIKORNBANK Public Co. Ltd, 8.25%
                       0.3%                                             due 8/21/2016                                       535,277
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in Thailand          794,385
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments in the Pacific
                                                                        Basin/Asia - 7.5%                                11,451,587
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Investments
                                                                        (Cost - $141,672,878) - 95.9%                   146,200,147
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Other Interests (e)
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.4%   Airlines - 0.4%                    1,984,626   + US Airways Group, Inc. - Certificate of
                                                                        Beneficial Interest                                 575,542
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Other Interests
                                                                        (Cost - $535,849) - 0.4%                            575,542
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $145,736,408***) - 97.6%                148,779,157

                                                                        Other Assets Less Liabilities - 2.4%              3,596,036
                                                                                                                       -------------
                                                                        Net Assets - 100.0%                            $152,375,193
                                                                                                                       =============

(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b)   Floating rate note.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Merrill Lynch World Income Fund, Inc.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(f) Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically redetermined by references to a base lending rate plus a premium. These base lending rates are generally
      (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation on investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

      Aggregate cost                                              $ 146,098,113
                                                                  =============
      Gross unrealized appreciation                               $   8,523,330
      Gross unrealized depreciation                                  (5,842,286)
                                                                  -------------
      Net unrealized appreciation                                 $   2,681,044
                                                                  =============

+ Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
++ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
+++   Non-income producing security

      Forward foreign exchange contracts as of September 30, 2004 were as follows:

                                                                      Unrealized
                                               Settlement          Appreciation/
      Foreign Currency Purchased                     Date           Depreciation
      --------------------------------------------------------------------------
      BRL            2,988,000              November 2004              $ 63,321
      EUR            1,526,996               October 2004                58,360
      IDR            8,865,000,000           October 2004                10,451
      JPY            201,282,500             October 2004               (28,780)
      JPY            1,090,712,500             March 2005               113,931
      KRW            891,900,000             October 2004                (3,811)
      MXN            60,250                  October 2004                   174
      PLN            7,117,000               October 2004                19,498
      TRL            34,980,000,000           August 2005               (17,099)
      ZAR            3,317,500               October 2004                 1,691
      ZAR            3,290,250              February 2005                   222
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (US$ Commitment - $21,299,862)                   $ 267,648
                                                                       =========

      --------------------------------------------------------------------------
                                                                      Unrealized
                                              Settlement           Appreciation/
      Foreign Currency Sold                      Date               Depreciation
      --------------------------------------------------------------------------
      EUR            1,500,000                October 2004             $ (6,429)
      JPY            201,282,500              October 2004               10,375
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (US$ Commitment - $3,694,344)                    $  3,946
                                                                       ========

Merrill Lynch World Income Fund, Inc.

Schedule of Investments as of September 30, 2004 (concluded)

      Swap contracts outstanding as of September 30, 2004 were as follows:

      ------------------------------------------------------------------------------------------------------------
                                                                               Notional                Unrealized
                                                                                Amount               Appreciation
      ------------------------------------------------------------------------------------------------------------
      Sold a credit default protection on Russian Government
      International Fund and receive a fixed rate of 2.74%
      Broker, UBS Warburg
      Expires July 2009                                                       $ 2,000,000             $    57,362
      ------------------------------------------------------------------------------------------------------------

      Financial futures contracts sold as of September 30, 2004 were as follows:

      ------------------------------------------------------------------------------------------------------------
        Number of                                         Expiration                                   Unrealized
        Contracts                 Issue                      Date                  Face Value         Depreciation
      ------------------------------------------------------------------------------------------------------------
                               10-Year U.S.                December
            70                 Treasury Note                 2004                 $ 7,837,453         $   (46,297)
      ------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch World Income Fund, Inc.


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn,
    President
    Merrill Lynch World Income Fund, Inc.

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn
    President
    Merrill Lynch World Income Fund, Inc.

Date: November 19, 2004


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch World Income Fund, Inc.

Date: November 19, 2004